Janus Henderson Triton Fund
Schedule of Investments (unaudited)
June 30, 2024

	Shares or Principal Amounts	Value
Common Stocks – 98.6%
Aerospace & Defense – 0.8%
Axon Enterprise Inc*	163,738	$48,178,269
Auto Components – 0.1%
Quantumscape Corp*,#	1,006,530	4,952,128
Automobiles – 0.4%
Thor Industries Inc	253,051	23,647,616
Biotechnology – 9.3%
89bio Inc*	1,385,613	11,098,760
Amicus Therapeutics Inc*	1,392,371	13,812,320
Ardelyx Inc*	4,522,506	33,511,769
Ascendis Pharma A/S (ADR)*	325,010	44,324,864
Biohaven Ltd*	802,680	27,861,023
Bridgebio Pharma Inc*	637,887	16,157,678
Crinetics Pharmaceuticals Inc*	392,620	17,585,450
IDEAYA Biosciences Inc*	911,531	32,003,853
Insmed Inc*	581,451	38,957,217
Legend Biotech Corp (ADR)*	319,182	14,136,571
Madrigal Pharmaceuticals Inc*	249,835	69,993,773
Mirum Pharmaceuticals Inc*	712,389	24,356,580
Neurocrine Biosciences Inc*	310,842	42,793,618
Revolution Medicines Inc*	973,296	37,773,618
Rocket Pharmaceuticals Inc*	485,475	10,452,277
Sarepta Therapeutics Inc*	446,847	70,601,826
Soleno Therapeutics Inc*	466,947	19,051,438
Vaxcyte Inc*	973,304	73,494,185
		597,966,820
Building Products – 2.3%
Carlisle Cos Inc	201,196	81,526,631
Zurn Water Solutions Corp	2,306,850	67,821,390
		149,348,021
Capital Markets – 3.2%
Cboe Global Markets Inc	598,244	101,737,375
LPL Financial Holdings Inc	375,718	104,938,037
		206,675,412
Chemicals – 1.6%
Sensient Technologies Corp	1,374,743	101,992,183
Commercial Services & Supplies – 4.8%
Brady Corp	369,582	24,399,804
Clean Harbors Inc*	337,119	76,239,462
Driven Brands Holdings Inc*	2,850,949	36,292,581
MSA Safety Inc	181,184	34,006,425
Rentokil Initial PLC (ADR)#	4,655,367	138,031,631
		308,969,903
Construction & Engineering – 0.6%
APi Group Corp*	965,925	36,347,758
Construction Materials – 1.4%
Summit Materials Inc*	2,385,616	87,337,402
Containers & Packaging – 2.2%
Crown Holdings Inc	1,332,217	99,103,622
Silgan Holdings Inc	1,043,630	44,176,858
		143,280,480
Diversified Financial Services – 5.0%
Euronet Worldwide Inc*	840,357	86,976,950
Shift4 Payments Inc - Class A*,#	759,032	55,674,997
Walker & Dunlop Inc	820,972	80,619,450
WEX Inc*	536,509	95,037,204
		318,308,601
Diversified Telecommunication Services – 0.6%
AST SpaceMobile Inc*	3,294,328	38,247,148
Electric Utilities – 0.7%
NRG Energy Inc	541,231	42,140,246
Electrical Equipment – 1.4%
EnerSys	841,080	87,068,602
Electronic Equipment, Instruments & Components – 7.0%
Cognex Corp	647,769	30,289,678

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
Flex Ltd*	2,692,448	$79,400,292
Itron Inc*	457,779	45,301,810
Mirion Technologies Inc*	7,408,008	79,562,006
OSI Systems Inc*	749,523	103,074,403
Teledyne Technologies Inc*	294,750	114,357,105
		451,985,294
Energy Equipment & Services – 0.4%
Weatherford International PLC*	207,932	25,461,273
Food & Staples Retailing – 2.2%
Casey's General Stores Inc	271,545	103,610,710
Grocery Outlet Holding Corp*	1,691,072	37,406,513
		141,017,223
Food Products – 1.4%
Premium Brands Holdings Corp#	981,844	67,635,909
Simply Good Foods Co*	610,484	22,056,787
		89,692,696
Health Care Equipment & Supplies – 8.5%
Glaukos Corp*	922,159	109,137,518
Globus Medical Inc*	1,570,768	107,581,900
ICU Medical Inc*	489,205	58,093,094
Inspire Medical Systems Inc*	93,540	12,518,458
Lantheus Holdings Inc*	857,769	68,870,273
Neogen Corp*	2,306,461	36,049,985
STERIS PLC	238,557	52,372,804
Tandem Diabetes Care Inc*	506,768	20,417,683
Teleflex Inc	393,957	82,860,976
		547,902,691
Health Care Providers & Services – 1.4%
HealthEquity Inc*	663,213	57,168,960
NeoGenomics Inc*	2,383,055	33,052,973
		90,221,933
Health Care Technology – 0.6%
Doximity Inc - Class A*	1,275,838	35,685,189
Hotels, Restaurants & Leisure – 2.8%
Aramark	2,551,784	86,811,692
Churchill Downs Inc	370,997	51,791,181
Wendy's Co	2,607,295	44,219,723
		182,822,596
Insurance – 1.3%
Axis Capital Holdings Ltd	844,395	59,656,507
Kinsale Capital Group Inc	67,789	26,117,746
		85,774,253
Interactive Media & Services – 0.7%
Ziff Davis Inc*	870,157	47,902,143
Life Sciences Tools & Services – 3.3%
Bio-Techne Corp	600,567	43,030,626
Bruker Corp	570,692	36,415,856
Gerresheimer AG	408,127	43,826,258
OmniAb Inc*,#	4,923,678	18,463,792
OmniAb Inc - 12.5 Earnout*	340,494	1,133,028
OmniAb Inc - 15 Earnout*	340,494	1,086,550
PerkinElmer Inc	394,952	41,414,667
Sotera Health Co*	2,347,169	27,860,896
		213,231,673
Machinery – 5.1%
ATS Corp*,#	808,940	26,136,851
Chart Industries Inc*	222,005	32,044,202
Donaldson Co Inc	1,188,606	85,056,645
Gates Industrial Corp PLC*	3,998,950	63,223,400
ITT Inc	536,420	69,294,736
Kadant Inc	89,959	26,428,155
Nordson Corp	113,949	26,429,331
		328,613,320
Media – 0.6%
Cable One Inc#	64,126	22,700,604
Ibotta Inc - Class A*,#	173,363	13,029,963
		35,730,567
Multiline Retail – 0.3%
Etsy Inc*	370,492	21,851,618

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.1%
Magnolia Oil & Gas Corp	2,723,225	$69,006,521
Personal Products – 0.8%
BellRing Brands Inc*	919,242	52,525,488
Pharmaceuticals – 1.1%
Edgewise Therapeutics Inc*	405,119	7,296,193
Ligand Pharmaceuticals Inc*	626,077	52,753,248
Structure Therapeutics Inc (ADR)*	297,042	11,664,840
		71,714,281
Professional Services – 9.6%
Alight Inc - Class A*	12,103,008	89,320,199
Broadridge Financial Solutions Inc	576,056	113,483,032
CACI International Inc - Class A*	108,465	46,654,050
Ceridian HCM Holding Inc*	605,506	30,033,098
Clarivate Analytics PLC*	8,560,551	48,709,535
MAXIMUS Inc	995,895	85,348,202
SS&C Technologies Holdings Inc	2,420,549	151,695,806
TriNet Group Inc	307,291	30,729,100
UL Solutions Inc - Class A	573,833	24,210,014
		620,183,036
Road & Rail – 1.2%
Saia Inc*	159,267	75,538,745
Semiconductor & Semiconductor Equipment – 3.1%
Entegris Inc	368,238	49,859,425
MACOM Technology Solutions Holdings Inc*	418,271	46,624,668
ON Semiconductor Corp*	1,338,168	91,731,417
Wolfspeed Inc*	575,740	13,103,842
		201,319,352
Software – 8.9%
Altair Engineering Inc*	641,818	62,949,509
Aspen Technology Inc*	202,592	40,240,849
Blackbaud Inc*	1,856,724	141,426,667
Clearwater Analytics Holdings Inc - Class A*	1,615,948	29,927,357
Consensus Cloud Solutions Inc*,£	1,105,613	18,994,431
Dynatrace Inc*	1,729,774	77,390,089
Envestnet Inc*	746,668	46,733,950
LiveRamp Holdings Inc*	1,757,523	54,377,762
Nice Ltd (ADR)*	238,132	40,951,560
Pagerduty Inc*	2,507,654	57,500,506
		570,492,680
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	542,756	64,875,625
Specialty Retail – 1.2%
Leslie's Inc*	6,424,778	26,919,820
Williams-Sonoma Inc	184,724	52,160,516
		79,080,336
Textiles, Apparel & Luxury Goods – 0.6%
On Holding AG - Class A*	1,062,125	41,210,450
Total Common Stocks (cost $4,151,546,429)		6,338,299,572
Private Placements – 0.4%
Professional Services – 0.1%
IntelyCare Inc*,¢,§	1,023,958	5,994,148
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	4,634,790
Loadsmart Inc - Series D*,¢,§	1,075,313	13,209,145
		17,843,935
Total Private Placements (cost $53,756,971)		23,838,083
Warrants – 0%
Electrical Equipment – 0%
Wallbox NV - Class A, expires 12/31/26* (cost $985,354)	665,780	59,920
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº,£ (cost $80,730,763)	80,714,620	80,730,763
Investments Purchased with Cash Collateral from Securities Lending – 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº,£	40,789,225	40,789,225

	Shares or Principal Amounts	Value
Investments Purchased with Cash Collateral from Securities Lending – (continued)
Time Deposits – 0.2%
Royal Bank of Canada, 5.3100%, 7/1/24	$10,238,955	$10,238,955
Total Investments Purchased with Cash Collateral from Securities Lending (cost $51,028,180)		51,028,180
Total Investments (total cost $4,338,047,697) – 101.0%		6,493,956,518
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(64,025,588)
Net Assets – 100%		$6,429,930,930

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$6,091,779,075	93.8%
United Kingdom	138,031,631	2.1
Canada	93,772,760	1.5
Denmark	44,324,864	0.7
Germany	43,826,258	0.7
Switzerland	41,210,450	0.6
Israel	40,951,560	0.6
Spain	59,920	0.0
Total	$6,493,956,518	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/23	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/24	Ending Shares	Dividend Income
Common Stocks - 0.3%
Biotechnology - N/A
Eagle Pharmaceuticals Inc/DE*
	$11,237,040	$-	$(3,780,157)	$(42,890,142)	$35,433,259	$-	-	$-
Pharmaceuticals - N/A
Ligand Pharmaceuticals Inc*,š
	53,802,528	-	(20,192,672)	(2,272,853)	21,416,245	N/A	N/A	-
Software - 0.3%
Consensus Cloud Solutions Inc*
	20,668,802	6,245,908	(73,504)	(90,837)	(7,755,938)	18,994,431	1,105,613	-
Total Common Stocks - 0.3%
	$85,708,370	$6,245,908	$(24,046,333)	$(45,253,832)	$49,093,566	$18,994,431	1,105,613	$-
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 5.3419%ºº
	19,587,578	841,232,941	(780,087,797)	-	(1,959)	80,730,763	80,714,620	1,415,697
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2795%ºº
	14,157,917	213,835,879	(187,204,571)	-	-	40,789,225	40,789,225	356,093 ∆
Total Affiliated Investments - 2.1%
	$119,453,865	$1,061,314,728	$(991,338,701)	$(45,253,832)	$49,091,607	$140,514,419	122,609,458	$1,771,790

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	7/18/24	39,874,000	$(49,994,898)	$406,875

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	7/18/24	4,526,000	$(3,308,795)	$1,306
Canadian Dollar	7/18/24	(4,687,000)	3,444,440	16,592
Euro	7/18/24	(1,246,000)	1,349,303	13,940
				438,713
Barclays Capital, Inc.:
British Pound	7/18/24	1,999,000	(2,544,222)	(17,434)
British Pound	7/18/24	(3,798,000)	4,846,633	45,862
British Pound	7/18/24	(3,758,000)	4,711,686	(38,524)
Canadian Dollar	7/18/24	(12,602,000)	9,216,265	(237)
Euro	7/18/24	1,079,000	(1,165,999)	(9,614)
Euro	7/18/24	1,040,000	(1,109,517)	5,071
Euro	7/18/24	(9,269,500)	10,002,874	68,571
				53,695
BNP Paribas:
Euro	7/18/24	600,000	(646,556)	(3,524)
Citibank, National Association:
British Pound	7/18/24	9,683,000	(12,080,346)	159,218
British Pound	7/18/24	(15,813,000)	20,175,675	187,631
British Pound	7/18/24	(71,475,000)	89,600,375	(745,884)
Canadian Dollar	7/18/24	(8,329,000)	6,087,372	(4,061)
Euro	7/18/24	1,093,000	(1,172,794)	(1,405)
Euro	7/18/24	(8,072,000)	8,713,033	62,114
				(342,387)
Goldman Sachs & Co. LLC:
British Pound	7/18/24	(4,425,000)	5,547,038	(46,277)
Canadian Dollar	7/18/24	969,000	(708,674)	7
Euro	7/18/24	2,529,000	(2,738,301)	(27,922)
Euro	7/18/24	(2,989,000)	3,217,350	13,981
				(60,211)
HSBC Securities (USA), Inc.:
British Pound	7/18/24	(3,101,000)	3,889,122	(30,622)
Canadian Dollar	7/18/24	(20,553,000)	15,036,520	5,035
Euro	7/18/24	3,583,000	(3,862,585)	(22,614)
				(48,201)
JPMorgan Chase Bank, National Association:
British Pound	7/18/24	8,714,000	(10,918,165)	96,557
British Pound	7/18/24	2,167,000	(2,752,976)	(13,831)
British Pound	7/18/24	(2,591,000)	3,273,561	(1,531)
Canadian Dollar	7/18/24	(15,857,000)	11,594,918	(2,136)
Euro	7/18/24	1,243,000	(1,340,579)	(8,432)
Euro	7/18/24	(5,763,000)	6,224,457	48,138
Euro	7/18/24	(888,000)	950,601	(1,086)
				117,679
Morgan Stanley & Co. International PLC:
British Pound	7/18/24	6,676,000	(8,367,696)	70,941
British Pound	7/18/24	3,156,000	(4,021,626)	(32,360)
Canadian Dollar	7/18/24	1,652,000	(1,201,976)	6,219
Canadian Dollar	7/18/24	(11,776,000)	8,645,891	33,485
Canadian Dollar	7/18/24	(4,713,000)	3,445,287	(1,576)
Euro	7/18/24	2,168,000	(2,340,101)	(16,613)
Euro	7/18/24	(7,840,000)	8,444,793	42,511
				102,607
State Street Bank and Trust Company:
British Pound	7/18/24	4,628,000	(5,863,515)	(13,603)
British Pound	7/18/24	(75,822,000)	95,035,674	(805,306)
Canadian Dollar	7/18/24	(7,972,000)	5,849,966	19,625

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Canadian Dollar	7/18/24	(14,719,000)	$10,758,874	$(5,901)
Euro	7/18/24	(8,153,000)	8,784,776	47,047
				(758,138)
Total				$(499,767)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2024
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$106,865,136
Average amounts sold - in USD	317,015,513

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2024.
#	Loaned security; a portion of the security is on loan at June 30, 2024.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2024 is $23,838,083, which represents 0.4% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š
Security was an affiliate during the period, but is no longer an affiliate as of June 30, 2024. Refer to the Schedule of Investments for
security value at June 30, 2024. Dividend Income, Realized Gain/(Loss), and Change in Unrealized Appreciation/Depreciation columns in the Schedule of Affiliated Investments – (% of Net Assets) reflect amounts for the entire period ended June 30, 2024 and not just the period in which the security was affiliated.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
IntelyCare Inc	3/29/22	$25,081,954	$5,994,148	0.1%
Loadsmart Inc - Series A	1/4/22	7,168,757	4,634,790	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	13,209,145	0.2
Total		$53,756,971	$23,838,083	0.4%
The Fund has registration rights for certain restricted securities held as of June 30, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$167,185,837	$46,045,836	$-
All Other	6,125,067,899	-	-
Private Placements	-	-	23,838,083
Warrants	-	59,920	-
Investment Companies	-	80,730,763	-
Investments Purchased with Cash Collateral from Securities Lending	-	51,028,180	-
Total Investments in Securities	$6,292,253,736	$177,864,699	$23,838,083
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,350,726	-
Total Assets	$6,292,253,736	$179,215,425	$23,838,083
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,850,493	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.
The Fund did not hold a significant amount of Level 3 securities as of June 30, 2024.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70251 08-24